OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
OTHER CURRENT ASSETS [Abstract]
OTHER CURRENT ASSETS
NOTE 4:-       OTHER CURRENT ASSETS

	December 31,
	2011	2010

Indirect taxes	$2,143	$1,018
Government of Israel - OCS receivable	218	160
Prepaid expenses	779	455
Advances to suppliers	128	34
Others	222	41

	$3,490	$1,708